Inventory (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 695,000	$ 670,000	$ 778,000
Work in process	113,000	141,000	184,000
Finished goods	191,000	290,000	325,000
Allowance for slow moving and obsolete inventory	(397,000)	(291,000)	(268,000)
Inventory, net	$ 602,000	$ 810,000	$ 1,019,000